ACCOUNTS RECEIVABLE, NET	6 Months Ended
Sep. 30, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE – 5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	HKD	HKD	USD
	(Audited)
Accounts receivable – third parties	$2,591,154	$2,624,020	$336,413
Less: allowance for expected credit losses	(1,080,870)	(1,302,523)	(166,990)

Accounts receivable, net	$1,510,284	$1,321,497	$169,423

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

The following table presents the activities in the allowance for expected credit losses for the six months ended September 30, 2023 and 2024.

	2023	2024
	HKD	HKD

Balance at April 1,	$855,652	$1,080,870

Additional allowance for expected credit losses	43,932	218,938
Foreign translation adjustment	(570)	2,715

Balance at September 30,	$899,014	$1,302,523

For the six months ended September 30, 2023 and 2024, the Company made allowance for expected credit losses and charged to the unaudited condensed consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit losses, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.